Short-term Investments (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Short-Term Investments [Line Items]
Fair value changes in loss	¥ 163	$ 23
Foreign currency derivative instrument	838		$ 117
Zhengbang [Member]
Short-Term Investments [Line Items]
Marketable securities	¥ 87		$ 12	¥ 100